                      SEMIANNUAL REPORT / SEPTEMBER 30 2000

                            AIM TAX-EXEMPT CASH FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Shareholder:

                    AIM Tax-Exempt Cash Fund continued to provide attractive
      [PHOTO OF     tax-free income during the six-month period ended September
      Charles T.    30, 2000. At the end of the reporting period, the fund
        Bauer,      posted a seven-day effective yield of 4.42% and a seven-day
     Chairman of    yield of 4.33%. Translated to its taxable-equivalent yield,
     the Board of   the fund's seven-day effective yield was 6.49% based on net
       THE FUND     asset value and adjusted for the highest marginal federal
    APPEARS HERE]   tax rate of 39.6%. The taxable-equivalent yield is
                    calculated in the same manner as the standard yield, with an adjustment for the stated assumed tax rate.
                        While the latter part of 1999 saw numerous record highs
                    in markets worldwide, 2000 has thus far proved quite a different story.

                    MARKET SHIFTS UNSETTLE INVESTORS
                    Shaking market confidence were interest-rate hikes by the Federal Reserve Board (the Fed) and investors' concerns over potential inflation. The Fed had been raising interest rates since June 1999 to cool what it feared was a too-hot growth rate for the U.S. economy. Mixed signals from leading economic indicators made it difficult to determine when the Fed would end its tightening cycle.
    During the first quarter of 2000, the U.S. Treasury announced plans to issue fewer securities and to begin buying back its own debt. Such a decrease in supply led to higher prices, especially among longer-term Treasuries (15+ years) where the buyback was concentrated. Higher prices mean lower yields, which resulted in an inverted yield curve (long-term yields below short-term yields). Consequently, cash in the form of three- and six-month Treasury bills provided attractive income.

FUND A BULWARK IN VOLATILE MARKETS
The fund continued to provide steady federally tax-exempt income and safety of principal in the midst of the difficult market environment. The fund maintained a weighted average maturity (WAM) in the 28- to 50-day range throughout the reporting period. At the end of the six months, the WAM stood at 36 days. Total net assets in the fund stood at $70.6 million at the end of the reporting period.
    The fund maintained its strict adherence to an investment discipline of purchasing only securities of superior credit quality. Specifically, the fund invests only in "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940. "Eligible securities" are securities rated in one of the two highest categories by two nationally recognized statistical-rating organizations, or (if unrated) are determined by the fund's Board of Directors to be of comparable quality to a rated security that meets such quality standards. An investment in this fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

OUTLOOK
While there are signs that the economy may be slowing to a sustainable growth level, is it too early to say that the Fed's rate hikes have indeed halted inflation. The fact that the Fed did not raise interest rates at its August meeting may indicate that its tightening cycle is winding down. The fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.
    As always, please feel free to contact our Client Services department at 800-959-4246 if you have any questions or comments about this report on your fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463, or you can visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                     -------------------------------------

                                   COVER ART:

                              SUMMER SOLSTICE III

                               BY ALLISON WATSON

                     -------------------------------------


                            AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS

September 30, 2000
(Unaudited)

                              RATING(a)       PAR       MARKET
                             S&P   MOODY'S   (000)       VALUE
SHORT-TERM MUNICIPAL
  OBLIGATIONS-84.20%

ALABAMA-2.42%

Alabama Industrial
  Development Board
  (Industrial Partners
  Project);
  Refunding VRD Series
  1989 RB (LOC-Suntrust
  Bank)
  5.85%, 01/01/07(b)          --    Aa3      $1,405   $ 1,405,000
-----------------------------------------------------------------
Baldwin (County of) Board
  of Education;
  Refunding Warrant
  Certificates Series 1996
  B
  5.00%, 02/01/01(c)         AAA    Aaa         300       300,721
=================================================================
                                                        1,705,721
=================================================================

ALASKA-0.36%

Anchorage (City of);
  Refunding Unlimited Tax
  Series 1993 A GO
  5.38%, 02/01/01(c)         AAA    Aaa         250       250,659
=================================================================

ARKANSAS-1.84%

Arkansas (University of)
  (University of Arkansas
  for Medical Sciences
  Campus);
  Refunding VRD Series
  1998 RB
  5.55%, 12/01/19(b)(c)       --   VMIG-1     1,300     1,300,000
=================================================================

COLORADO-0.99%

Larimer (County of) Sales
  and Use Tax;
  Series 2000 RB
  5.50%, 12/15/00(c)         AAA    Aaa         700       701,498
=================================================================

CONNECTICUT-0.78%

Connecticut (State of)
  Development Authority
  (Weekly-Corp Independent
  Living Project);
  Health Care VRD Series
  1990 RB (LOC-Chase
  Manhattan Bank)
  5.40%, 07/01/15(b)          --   VMIG-1        50        50,000
-----------------------------------------------------------------
Connecticut (State of)
  Resource Recovery
  Authority;
  Series 1993 A RB
  5.75%, 11/15/00             AA     --         500       500,808
=================================================================
                                                          550,808
=================================================================

DELAWARE-4.48%

Delaware (University of);
  VRD Series 1998 RB
  5.60%, 11/01/23(b)        A-1+     --       3,161     3,161,000
=================================================================

                              RATING(a)       PAR       MARKET
                             S&P   MOODY'S   (000)       VALUE
FLORIDA-8.12%

Capital Trust Agency;
  Multifamily Housing VRD
  Series 1999 B RB
  5.67%, 12/01/32(b)(c)     A-1+     --      $5,732   $ 5,732,000
=================================================================

GEORGIA-4.60%

Dekalb Private Hospital
  Authority (Egleston
  Children's Hospital at
  Emory University);
  Revenue Anticipation
  Certificates VRD Series
  1994 A (LOC-Suntrust
  Bank)
  5.45%, 03/01/24(b)        A-1+   VMIG-1     2,546     2,546,000
-----------------------------------------------------------------
Georgia (State of);
  Unlimited Tax Series
  1993 F GO
  6.00%, 12/01/00            AAA    Aaa         550       551,502
-----------------------------------------------------------------
Paulding (County of)
  School District;
  Unlimited Tax Series
  1995 GO
  4.80%, 02/01/01(c)         AAA    Aaa         150       150,091
=================================================================
                                                        3,247,593
=================================================================

ILLINOIS-9.34%

Cook (County of) School
  District #99 (Cicero);
  Unlimited Tax Series
  1995 B GO
  5.20%, 12/1/00(c)          AAA    Aaa         200       200,094
-----------------------------------------------------------------
Cook (County of) School
  District #151 (South
  Holland);
  Unlimited Tax Series
  1995 GO
  5.75%, 12/1/00(c)          AAA    Aaa         200       200,449
-----------------------------------------------------------------
Illinois Development
  Finance Authority
  (American College of
  Surgeons Project);
  VRD Series 1996 RB
  (LOC-Northern Trust Co.)
  5.60%, 08/01/26(b)        A-1+     --       3,826     3,826,000
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Eldercare Project);
  Refunding VRD Series
  1996 C RB (LOC-Lasalle
  National Bank)
  5.50%, 05/15/26(b)        A-1+     --       1,420     1,420,000
-----------------------------------------------------------------
Illinois Health Facilities
  Authority;
  Revolving Fund Pooled
  VRD Series 1985 D RB
  (LOC-Bank One Illinois
  NA)
  5.50%, 08/01/15(b)         A-1   VMIG-1       850       850,000
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                             S&P   MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois (State of);
  Refunding Unlimited Tax
  Series 1993 GO
  4.90%, 06/01/01            AA      Aa2     $  100   $   100,000
=================================================================
                                                        6,596,543
=================================================================

INDIANA-4.67%

Indiana Health Facilities
  Authority (Community
  Mental Health &
  Rehabilitation);
  VRD Series 1990 RB
  (LOC-Lasalle National
  Bank)
  5.50%, 11/01/20(b)        A-1+      --      3,300     3,300,000
=================================================================

IOWA-2.27%

Iowa School Corporations
  (Iowa School Cash
  Anticipation Program);
  Warrant Certificates
  Series 2000
  4.75%, 02/01/01(c)        SP-1+  MIG-1      1,600     1,603,584
=================================================================

KANSAS-1.11%

Shawnee (City of);
  Internal Improvement
  Unlimited Tax Series
  2000 A GO
  5.00%, 12/01/00            --      Aa3        785       785,871
=================================================================

KENTUCKY-0.43%

Jefferson (County of)
  School District Finance
  Corporation;
  School Building Series
  2000 A RB
  5.13%, 07/01/01            AA-     Aa3        300       301,532
=================================================================

LOUISIANA-0.34%

Louisiana Public
  Facilities Authority;
  Special Insurance
  Assessment Series 1993
  RB
  4.40%, 10/01/00(c)(d)      AAA     Aaa        240       240,000
=================================================================

MARYLAND-3.54%

Baltimore (County of)
  Economic Development
  (Blue Circle Inc.
  Project);
  VRD Series 1992 RB
  (LOC-Den Danske Bank
  A/S)
  5.60%, 12/01/17(b)          --  VMIG-1      2,500     2,500,000
=================================================================

MASSACHUSETTS-0.85%

Massachusetts Bay
  Transportation
  Authority;
  General Transportation
  Systems Refunding Series
  1994 A RB
  5.00%, 03/01/01            AA      Aa2        600       601,909
=================================================================

MICHIGAN-1.56%

Michigan (State of)
  Environmental Protection
  Program;
  Unlimited Tax Series
  1998 GO
  4.75%, 11/01/00            AAA     Aaa        500       500,172
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                             S&P   MOODY'S   (000)       VALUE
MICHIGAN-(CONTINUED)

Michigan (State of)
  Strategic Fund
  (Consumers Power Co.
  Project);
  Refunding Limited
  Obligation VRD Series
  1993 A RB
  5.60%, 06/15/10(b)         A-1   VMIG-1    $  500   $   500,000
-----------------------------------------------------------------
Plymouth (Township of)
  Economic Development
  Corp. (Key International
  Manufacturing Inc.
  Project);
  VRD Series 1984 RB
  (LOC-Bank One N.A.)
  4.40%, 07/01/04(b)(f)      --      --         100       100,000
=================================================================
                                                        1,100,172
=================================================================

MISSOURI-1.91%

Missouri (State of) Health
  and Educational
  Facilities Authority
  (Cox Health Systems);
  Refunding VRD Series
  1997 RB
  5.50%, 6/01/15(b)         A-1+   VMIG-1       600       600,000
-----------------------------------------------------------------
Missouri (State of) Health
  and Educational
  Facilities Authority
  (Washington University);
  Series 2000 D RB
  4.35%, 12/15/00            AA+    Aa1         250       250,000
-----------------------------------------------------------------
Missouri (State of) Health
  and Educational
  Facilities Authority
  (Washington University);
  Series 2000 D RB
  4.45%, 06/15/01            AA+    Aa1         250       250,000
-----------------------------------------------------------------
Sikeston (City of)
  Electric;
  Refunding Series 1992 RB
  5.70%, 06/01/01(c)         AAA    Aaa         250       251,839
=================================================================
                                                        1,351,839
=================================================================

MONTANA-0.85%

Missoula (County of)
  (Washington Corp.
  Project);
  Floating Rate Monthly
  Demand Series 1984 IDR
  (LOC-Bank of Montreal)
  4.41%, 11/01/04(b)         --    VMIG-1       600       600,000
=================================================================

NEW HAMPSHIRE-1.98%

New Hampshire Higher
  Education and Health
  Facilities Authority
  (VHA New England Inc.);
  VRD Series 1985 C RB
  5.70%, 12/01/25(b)(c)     A-1+     --       1,400     1,400,000
=================================================================

NEW JERSEY-1.77%

Morris (Township of);
  Refunding Unlimited Tax
  Series 1991 GO
  6.10%, 11/01/00            AA     Aa1         250       250,256
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                             S&P   MOODY'S   (000)       VALUE

NEW JERSEY-(CONTINUED)

New Jersey (State of)
  Transportation
  Authority;
  Transportation Systems
  Series 1996 A RB
  4.50%, 12/15/00(c)         AAA    Aaa      $1,000   $ 1,000,557
=================================================================

                                                        1,250,813
=================================================================

NEW YORK-2.87%

Eagle Tax Exempt Trust;
  Class A Series 943802
  COP
  5.62%, 05/01/07(b)(c)(e)  A-1+C    --       1,295     1,295,000
-----------------------------------------------------------------
Port Chester Union Free
  School District;
  Unlimited Tax Series
  2000 GO
  5.13%, 06/15/01(c)         --     Aaa         730       733,076
=================================================================
                                                        2,028,076
=================================================================

OHIO-0.43%

Delaware (County of)
  (Radiation Sterilizers,
  Inc.);
  VRD Series 1984 IDR
  (LOC-Comerica Bank)
  4.50%, 12/01/04(b)         A-1     --         300       300,000
=================================================================

OKLAHOMA-0.28%

Woodward (City of)
  Municipal Authority;
  Refunding Series 1993 RB
  4.90%, 11/01/00(c)         AAA    Aaa         200       200,067
=================================================================

PENNSYLVANIA-2.84%

Norristown (City of);
  Unlimited Tax Series
  1990 GO
  7.05%, 11/15/00(c)         AAA    Aaa       1,000     1,003,287
-----------------------------------------------------------------
Philadelphia (City of) Gas
  Works;
  First Series 1998 A RB
  4.75%, 07/01/01(c)         AAA    Aaa       1,000     1,003,211
=================================================================
                                                        2,006,498
=================================================================

TENNESSEE-1.62%

Nashville and Davidson
  (Counties of) (Amberwood
  Ltd. Project);
  Metro Government
  Multifamily Housing
  Refunding VRD Series
  1993 A IDR
  (LOC-Commerzbank AG)
  5.82%, 07/01/13(b)        A-1+    P-1       1,140     1,140,000
=================================================================

TEXAS-12.48%

Anderson (County of)
  (Coffield Prison Farm
  Project);
  Refunding Series 1992 RB
  5.40%, 03/15/01(c)(d)      AAA    Aaa         250       250,919
-----------------------------------------------------------------
Bexar (County of) Housing
  Finance Authority
  (Fountainhead
  Apartments);
  Multifamily Refunding
  VRD Series 1996 RB
  5.55%, 09/15/26(b)        A-1+     --       4,781     4,781,330
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                             S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Central Texas College
  District (Combined Use
  Fee);
  Series 1993 RB
  4.80%, 05/15/01(c)         AAA    Aaa      $  370   $   371,097
-----------------------------------------------------------------
Harris (County of);
  Tax Anticipation Notes
  Series 2000
  4.75%, 02/28/01           SP-1+  MIG-1      2,000     2,004,076
-----------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers,
  Inc.);
  VRD Series 1985 A IDR
  (LOC-Comerica Bank)
  4.50%, 11/01/05(b)         A-1     --       1,400     1,400,000
=================================================================
                                                        8,807,422
=================================================================

UTAH-2.69%

Salt Lake (County of)
  Housing Authority (Santa
  Fe Apartments Project);
  Multifamily Housing
  Refunding VRD Series
  1992 RB (LOC-Dresdner
  Bank AG)
  5.55%, 07/01/22(b)         --    VMIG-1     1,900     1,900,000
=================================================================

VIRGINIA-2.13%

Norfolk (City of)
  Industrial Development
  Authority (Sentara
  Health System);
  Commercial Paper Notes
  4.10%, 10/17/00           A-1+    P-1       1,500     1,500,000
=================================================================

WASHINGTON-3.33%

Industrial Development
  Corp. of Port Townsend
  (Port Townsend Paper
  Corp.)
  VRD Series 1988 A RB
  (LOC-ABN AMRO Bank NV)
  5.65%, 03/01/09(b)         --    VMIG-1       500       500,000
-----------------------------------------------------------------
Tacoma (City of)
  Metropolitan Park
  District;
  Refunding Unlimited Tax
  Series 1999 GO
  4.50%, 12/01/00(c)         AAA    Aaa       1,850     1,850,714
=================================================================
                                                        2,350,714
=================================================================

WEST VIRGINIA-0.68%

Jefferson (County of)
  Board of Education;
  Refunding Unlimited
  Public School Tax Series
  2000 GO
  4.75%, 07/01/01            AA-     --         480       480,859
=================================================================

WISCONSIN-0.64%

Grande Chute (City of);
  Promissory Notes
  Unlimited Tax Series
  2000 GO
  4.55%, 06/01/01(c)         --     Aaa         350       350,000
-----------------------------------------------------------------

                              RATING(a)       PAR       MARKET
                             S&P   MOODY'S   (000)       VALUE
WISCONSIN-(CONTINUED)

Lakeshore Technical
  College District;
  Promissory Notes
  Unlimited Tax Series
  2000 GO
  5.30%, 03/01/01            AA     Aa2      $  100   $   100,336
=================================================================
                                                          450,336
=================================================================
    Total Short-Term
      Municipal
      Obligations (Cost
      $59,445,514)                                     59,445,514
=================================================================

MASTER NOTE
  AGREEMENTS(g)-3.97%

BROKER/DEALER-3.97%

Merrill Lynch Mortgage
  Capital, Inc.
  6.94%, 08/20/01 (Cost
  $2,800,000)(h)                              2,800     2,800,000
=================================================================

MEDIUM TERM NOTES(g)-3.97%

Bear Stearns & Co., Inc.
  6.94%, 11/14/00 (Cost
  $2,800,000)                                 2,800     2,800,000
=================================================================

                              RATING(a)       PAR       MARKET
                             S&P   MOODY'S   (000)       VALUE

REPURCHASE
  AGREEMENTS(g)(i)-7.17%

BNP Capital Markets, LLC
  6.68%, 10/02/00(j)                         $2,531   $ 2,531,268
-----------------------------------------------------------------
UBS Warburg
  6.50%, 10/02/00(k)                          2,531     2,531,268
=================================================================
    Total Repurchase
      Agreements (Cost
      $5,062,536)                                       5,062,536
=================================================================
TOTAL INVESTMENTS-99.31%
  (Cost $70,108,050)(l)                                70,108,050
=================================================================
OTHER ASSETS LESS
  LIABILITIES-0.69%                                       489,060
=================================================================
NET ASSETS-100.00%                                    $70,597,110
_________________________________________________________________
=================================================================

Abbreviations:
COP - Certificates of Participation
GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
LOC - Letter of Credit
RB  - Revenue Bonds
VRD - Variable Rate Demand

Notes to Schedule of Investments:

(a)Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").
(b)Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 09/30/00.
(c)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)Secured by an escrow fund of U.S. Treasury Obligations.
(e)The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(f)Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(g)Interest does not qualify as exempt interest for federal tax purposes.
(h)The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 09/30/00.
(i)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j)Joint repurchase agreement entered into 09/30/00 with a maturing value of $1,000,556,667. Collateralized by $1,054,329,000 U.S. Government obligations, 0% to 7.38% due 10/06/00 to 05/15/30 with an aggregate market value at 09/30/00 of $1,020,000,128.
(k)Joint repurchase agreement entered into 09/30/00 with a maturing value of $200,111,333. Collateralized by $235,805,555 U.S. Government obligations, 0% to 8.50% due 01/01/10 to 07/01/29 with an aggregate market value at 09/30/00 of $204,000,846.
(l)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2000
(Unaudited)

ASSETS:

Investments, at value (amortized cost)           $70,108,050
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   396,273
------------------------------------------------------------
  Interest                                           454,221
------------------------------------------------------------
Investment for deferred compensation plan             34,056
------------------------------------------------------------
Other assets                                             504
============================================================
    Total assets                                  70,993,104
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              100,468
------------------------------------------------------------
  Fund shares reacquired                             207,805
------------------------------------------------------------
  Dividends                                            5,384
------------------------------------------------------------
  Deferred compensation plan                          34,056
------------------------------------------------------------
Accrued advisory fees                                 17,826
------------------------------------------------------------
Accrued administrative services fees                   4,110
------------------------------------------------------------
Accrued distribution fees                             15,064
------------------------------------------------------------
Accrued trustees' fees                                 1,046
------------------------------------------------------------
Accrued transfer agent fees                            8,914
------------------------------------------------------------
Accrued operating expenses                             1,321
============================================================
    Total liabilities                                395,994
============================================================
Net assets applicable to shares outstanding      $70,597,110
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

  Outstanding                                     70,586,229
____________________________________________________________
============================================================

  Net asset value, offering and redemption
    price per share                              $      1.00
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended September 30, 2000
(Unaudited)


INVESTMENT INCOME:

Interest Income                                   $1,378,471
============================================================

EXPENSES:

Advisory fees                                        104,720
------------------------------------------------------------
Administrative services fees                          25,304
------------------------------------------------------------
Custodian fees                                         2,635
------------------------------------------------------------
Distribution fees                                     74,867
------------------------------------------------------------
Transfer agent fees                                   26,892
------------------------------------------------------------
Trustee's fees                                         3,204
------------------------------------------------------------
Registration and filing fees                          21,070
------------------------------------------------------------
Other                                                 11,104
============================================================
    Total expenses                                   269,796
============================================================
Less: Fees waived                                    (44,920)
------------------------------------------------------------
   Expenses paid indirectly                             (411)
============================================================
    Net expenses                                     224,465
============================================================
Net investment income                              1,154,006
============================================================

REALIZED GAIN ON INVESTMENT SECURITIES

Net realized gain from investment securities           9,459
============================================================
Net increase in net assets resulting from
  operations                                      $1,163,465
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2000 and the year ended March 31, 2000 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2000            2000
                                                              -------------    -----------

OPERATIONS:

  Net investment income                                        $ 1,154,006     $ 1,702,707
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       9,459              --
==========================================================================================
    Net increase in net assets resulting from operations         1,163,465       1,702,707
==========================================================================================
Distributions to shareholders from net investment income        (1,152,846)     (1,730,612)
------------------------------------------------------------------------------------------
Share transactions-net increase (decrease)                      10,146,252        (690,854)
==========================================================================================
    Net increase (decrease) in net assets                       10,156,871        (718,759)
==========================================================================================

NET ASSETS:

  Beginning of period                                           60,440,239      61,158,998
==========================================================================================
  End of period                                                $70,597,110     $60,440,239
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $70,567,743     $60,421,491
------------------------------------------------------------------------------------------
  Undistributed net investment income                               24,478          23,318
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                       4,889          (4,570)
==========================================================================================
                                                               $70,597,110     $60,440,239
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Tax-Exempt Funds, Inc. At a meeting held on February 3, 2000, the Board of Directors of AIM Tax-Exempt Funds, Inc. approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income with the preservation of capital and liquidity.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date. Discounts other than original issue, are amortized to unrealized appreciation for financial reporting purposes.
C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
         The Fund has a capital loss carryforward of $4,570 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2004.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2000, AIM was paid $25,304 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2000, AFS was paid $16,907 for such services.
    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Fund's shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Fund to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. Currently, AIM Distributors has agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan equals 0.10% of the Fund's average daily net assets. For the six months ended September 30, 2000, the Fund paid AIM Distributors $29,947 as compensation under the Plan. For the six months ended September 30, 2000, AIM Distributors waived fees of $44,920.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
    During the six months ended September 30, 2000, the Fund paid legal fees of $2,672 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended September 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $411 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $411.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2000 and the year ended March 31, 2000 were as follows:

                                                                  SEPTEMBER 30, 2000                MARCH 31, 2000
                                                              ---------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    ------------    ------------    -------------
Sold                                                           50,089,632    $ 50,089,632     365,487,367    $ 365,487,367
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                             1,127,672       1,127,672       1,903,872        1,903,872
--------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (41,071,052)    (41,071,052)   (358,171,187)    (358,171,187)
==========================================================================================================================
                                                               10,146,252    $ 10,146,252       9,220,052    $   9,220,052
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              SIX MONTHS
                                                                 ENDED                       YEAR ENDED MARCH 31,
                                                             SEPTEMBER 30,    ---------------------------------------------------
                                                                 2000          2000       1999       1998       1997       1996
                                                             -------------    -------    -------    -------    -------    -------
Net asset value, beginning of period                            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.02          0.03       0.03       0.03       0.03       0.03
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.02)        (0.03)     (0.03)     (0.03)     (0.03)     (0.03)
=================================================================================================================================
Net asset value, end of period                                  $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                    1.96%         3.05%      2.90%      3.12%      2.82%      2.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $70,597       $60,440    $61,159    $51,934    $56,880    $30,014
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.75%(b)      0.80%      0.79%      0.83%      1.04%      1.05%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.90%(b)      0.95%      0.94%      0.98%      1.19%      1.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets               3.85%(b)      2.99%      2.83%      3.07%      2.78%      2.97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)Not annualized for periods less than one year.
(b)Ratios are annualized and based on average daily net assets of $59,729,549.

BOARD OF TRUSTEES                              OFFICERS                                      OFFICE OF THE FUND
Charles T. Bauer                               Charles T. Bauer                              11 Greenway Plaza
Chairman                                       Chairman                                      Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                               Robert H. Graham
Bruce L. Crockett                              President                                     INVESTMENT ADVISOR
Director
ACE Limited;                                   Carol F. Relihan                              A I M Advisors, Inc.
Formerly Director, President, and              Senior Vice President and Secretary           11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                             Gary T. Crum                                  Houston, TX 77046
                                               Senior Vice President
Owen Daly II                                                                                 TRANSFER AGENT
Formerly Director                              Dana R. Sutton
Cortland Trust Inc.                            Vice President and Treasurer                  A I M Fund Services, Inc.
                                                                                             P.O. Box 4739
Edward K. Dunn, Jr.                            Stuart W. Coco                                Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;           Vice President
Formerly Vice Chairman and President,                                                        CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and       Melville B. Cox
President, Mercantile Bankshares               Vice President                                The Bank of New York
                                                                                             90 Washington Street
Jack Fields                                    Karen Dunn Kelley                             11th Floor
Chief Executive Officer                        Vice President                                New York, NY 10286
Twenty First Century Group, Inc.;
Formerly Member                                Mary J. Benson                                COUNSEL TO THE FUND
of the U.S. House of Representatives           Assistant Vice President
                                               and Assistant Treasurer                       Ballard Spahr
Carl Frischling                                                                              Andrews & Ingersoll, LLP
Partner                                        Sheri Morris                                  1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP          Assistant Vice President                      Philadelphia, PA 19103
                                               and Assistant Treasurer
Robert H. Graham                                                                             COUNSEL TO THE TRUSTEES
President and Chief Executive Officer          Jim A. Coppedge
A I M Management Group Inc.                    Assistant Secretary                           Kramer, Levin, Naftalis & Frankel LLP
                                                                                             919 Third Avenue
Prema Mathai-Davis                             Renee A. Friedli                              New York, NY 10022
Formerly Chief Executive Officer,              Assistant Secretary
YWCA of the U.S.A.                                                                           DISTRIBUTOR
                                               P. Michelle Grace
Lewis F. Pennock                               Assistant Secretary                           A I M Distributors, Inc.
Partner                                                                                      11 Greenway Plaza
Pennock & Cooper                               Nancy L. Martin                               Suite 100
                                               Assistant Secretary                           Houston, TX 77046
Louis S. Sklar
Executive Vice President                       Ofelia M. Mayo
Hines Interests                                Assistant Secretary
Limited Partnership
                                               Lisa A. Moss
                                               Assistant Secretary

                                               Kathleen J. Pflueger
                                               Assistant Secretary


 This report may be distributed only to current shareholders or to the persons who have received a current prospectus of the Fund.

                THE AIM FAMILY OF FUNDS--Registered Trademark--


                           EQUITY FUNDS

    DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS          A I M Management Group Inc.
                                                                                     has provided leadership in the
       MORE AGGRESSIVE                             MORE AGGRESSIVE                   mutual fund industry since
                                                                                     1976 and managed approximately
AIM Small Cap Opportunities(1)       AIM Latin American Growth                       $183 billion in assets for
AIM Mid Cap Opportunities(2)         AIM Developing Markets                          more than eight million
AIM Large Cap Opportunities(3)       AIM European Small Company                      shareholders, including
AIM Emerging Growth                  AIM Asian Growth                                individual investors,
AIM Small Cap Growth(4)              AIM Japan Growth                                corporate clients and
AIM Aggressive Growth                AIM International Emerging Growth               financial institutions, as of
AIM Mid Cap Growth                   AIM European Development                        September 30, 2000.
AIM Small Cap Equity                 AIM Euroland Growth                                 The AIM Family of
AIM Capital Development              AIM Global Aggressive Growth                    Funds--Registered Trademark--
AIM Constellation(5)                 AIM International Equity                        is distributed nationwide, and
AIM Dent Demographic Trends          AIM Advisor International Value                 AIM today is the
AIM Select Growth                    AIM Global Trends                               eighth-largest mutual fund
AIM Large Cap Growth                 AIM Global Growth                               complex in the United States
AIM Weingarten                                                                       in assets under management,
AIM Mid Cap Equity                                MORE CONSERVATIVE                  according to Strategic
AIM Value II                                                                         Insight, an independent mutual
AIM Charter                                      SECTOR EQUITY FUNDS                 fund monitor.
AIM Value                                                                                AIM is a subsidiary of
AIM Blue Chip                                      MORE AGGRESSIVE                   AMVESCAP PLC, one of the
AIM Basic Value                                                                      world's largest independent
AIM Large Cap Basic Value            AIM New Technology                              financial services companies
AIM Balanced                         AIM Global Telecommunications and Technology    with $414 billion in assets
AIM Advisor Flex                     AIM Global Infrastructure                       under management as of
                                     AIM Global Resources                            September 30, 2000.
      MORE CONSERVATIVE              AIM Global Financial Services
                                     AIM Global Health Care
                                     AIM Global Consumer Products and Services
                                     AIM Advisor Real Estate
                                     AIM Global Utilities

                                                  MORE CONSERVATIVE

                        FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS                 TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                             MORE AGGRESSIVE

AIM Strategic Income                 AIM High Income Municipal
AIM High Yield II                    AIM Tax-Exempt Bond of Connecticut
AIM High Yield                       AIM Municipal Bond
AIM Income                           AIM Tax-Free Intermediate
AIM Global Income                    AIM Tax-Exempt Cash
AIM Floating Rate(6)
AIM Intermediate Government                       MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE

The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (5) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Jan. 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                          Invest with DISCIPLINE
                                                        --Registered Trademark--

A I M Distributors, Inc.                                               TEC-SAR-1